Credit Facilities and Lease Obligations - Borrowings Under Credit Facilities and Lease Obligations (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 06, 2021	Dec. 05, 2021	Dec. 31, 2019
Borrowings, by type [abstract]
Borrowings and lease liabilities	$ 794,400,000	$ 786,100,000	$ 794,400,000
Current portion	51,500,000	52,200,000	51,500,000
Long-term portion	742,900,000	733,900,000	742,900,000
Letters of credit outstanding	48,100,000	41,800,000	48,100,000
Amounts outstanding under available uncommitted bank overdraft facilities	0	0	0
Disclosure Of Notional Amount Of Derivative [Abstract]
Notional amounts under interest rate swaps (note 20)	539,500,000	684,700,000	539,500,000
Accelerated amortization of deferred financing costs	2,600,000
Current lease liabilities	34,500,000	35,100,000	34,500,000
Non-current lease liabilities	104,100,000	127,300,000	104,100,000
Credit Facility
Borrowings, by type [abstract]
Outstanding borrowings	(660,400,000)	(627,200,000)	(660,400,000)
Revolver
Borrowings, by type [abstract]
Outstanding borrowings	0	0	0	$ 0		$ (450,000,000.0)	$ 0
Letters of credit outstanding	21,000,000.0	18,000,000.0	21,000,000.0
Disclosure Of Notional Amount Of Derivative [Abstract]
Notional amounts under interest rate swaps (note 20)	0	0	0
Term Loans
Borrowings, by type [abstract]
Outstanding borrowings	(660,400,000)	(627,200,000)	(660,400,000)	(470,400,000)			$ (592,300,000)
Disclosure Of Notional Amount Of Derivative [Abstract]
Notional amounts under interest rate swaps (note 20)	200,000,000.0	330,000,000.0	200,000,000.0
Term Loans | Unamortized debt issuance costs
Borrowings, by type [abstract]
Outstanding borrowings	(4,600,000)	(3,500,000)	(4,600,000)
Term Loans | Aggregate Debt Issuance Costs
Disclosure Of Notional Amount Of Derivative [Abstract]
Deferred financing costs		300,000	1,800,000	0
Initial Term Loan
Borrowings, by type [abstract]
Outstanding borrowings	(295,400,000)	(280,400,000)	(295,400,000)		$ (350,000,000.0)
Disclosure Of Notional Amount Of Derivative [Abstract]
Notional amounts under interest rate swaps (note 20)	100,000,000.0	100,000,000.0	100,000,000.0
Incremental Term Loan
Borrowings, by type [abstract]
Outstanding borrowings	(365,000,000.0)	(346,800,000)	(365,000,000.0)			$ (250,000,000.0)
Disclosure Of Notional Amount Of Derivative [Abstract]
Notional amounts under interest rate swaps (note 20)	100,000,000.0	230,000,000.0	100,000,000.0
Lease obligations
Borrowings, by type [abstract]
Lease obligations	138,600,000	162,400,000	138,600,000
Outstanding L/Cs and surety bonds outside the Revolver
Borrowings, by type [abstract]
Letters of credit outstanding	27,100,000	23,800,000	27,100,000
Revolving Credit Facility
Borrowings, by type [abstract]
Outstanding borrowings	0	0	0
Revolving Credit Facility | Aggregate Debt Issuance Costs
Disclosure Of Notional Amount Of Derivative [Abstract]
Deferred financing costs		300,000	2,200,000	$ 300,000
Intraday And Overnight Bank Overdraft Facilities
Borrowings, by type [abstract]
Available uncommitted bank overdraft facilities	$ 198,500,000	$ 198,500,000	$ 198,500,000